Financial Instruments - Summary of Remaining Contractual Maturities of Financial Liabilities at Reporting Date (Detail) - INR (₨) ₨ in Millions		Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts	[1]	₨ 161,817	₨ 141,466
Lease Liabilities	[1]	30,218	23,183
Trade payables and accrued expenses		88,252	88,566
Derivative liabilities		968	562
Contingent consideration	[2]	1,864	429
Liability on written put options to non-controlling interests	[2]	4,945	4,303
Rent Deposit		501
Liabilities Towards Customer Contracts		1,368
Advance from Customers		167
Capital Creditors		1,255
Others		1,571	2,525
Total financial liabilities		292,926	261,034
Loans, borrowings and bank overdrafts, cash flows	[1]	164,460	145,114
Lease Liabilities Cash Flows	[1]	36,318	26,241
Trade payables and accrued expenses, cash flows		88,252	88,566
Derivative liabilities, cash flows		968	562
Contingent consideration, cash flows	[2]	2,401	450
Liability on written put options to non-controlling interests, cash flows	[2]	6,505	5,201
Rent deposit cash flows		501
Liabilities towards customer contracts, cash flows		1,368
Advance from customers cash flows		167
Capital creditors, cash flows		1,255
Others		1,580	2,525
Cash flows under financial liabilities		303,775	268,659
Interest on Loans, borrowings and bank overdrafts	[1]	(2,643)	(3,648)
Interest on Lease Liabilities	[1]	(6,100)	(3,058)
Interest expense on Trade payables and accrued expenses		0	0
Interest expense on Derivative liabilities		0	0
Interest on contingent consideration	[2]	(537)	(21)
Interest expense of liability on written put options to non-controlling interests	[2]	(1,560)	(898)
Interest on rent deposit		0
Interest expense of liabilities towards customer contracts		0
Interest on advance from customers		0
Interest expense on capital creditors		0
Interest expense on others		(9)	0
Interest included in cash flows under financial liabilities		(10,849)	(7,625)
Less than 1 year [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, cash flows	[1]	99,884	81,157
Lease Liabilities Cash Flows	[1]	9,563	10,377
Trade payables and accrued expenses, cash flows		88,252	88,566
Derivative liabilities, cash flows		968	558
Contingent consideration, cash flows	[2]	580	0
Liability on written put options to non-controlling interests, cash flows	[2]	0	0
Rent deposit cash flows		475
Liabilities towards customer contracts, cash flows		342
Advance from customers cash flows		167
Capital creditors, cash flows		1,255
Others		1,082	2,272
Cash flows under financial liabilities		202,568	182,930
1-2 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, cash flows	[1]	64,576	938
Lease Liabilities Cash Flows	[1]	6,950	6,670
Trade payables and accrued expenses, cash flows		0	0
Derivative liabilities, cash flows		0	4
Contingent consideration, cash flows	[2]	420	450
Liability on written put options to non-controlling interests, cash flows	[2]	2,686	0
Rent deposit cash flows		4
Liabilities towards customer contracts, cash flows		342
Advance from customers cash flows
Capital creditors, cash flows		0
Others		303	151
Cash flows under financial liabilities		75,281	8,213
2-4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, cash flows	[1]	0	63,019
Lease Liabilities Cash Flows	[1]	8,426	5,504
Trade payables and accrued expenses, cash flows		0	0
Derivative liabilities, cash flows		0	0
Contingent consideration, cash flows	[2]	1,401	0
Liability on written put options to non-controlling interests, cash flows	[2]	3,819	2,438
Rent deposit cash flows		22
Liabilities towards customer contracts, cash flows		684
Advance from customers cash flows
Capital creditors, cash flows		0
Others		195	75
Cash flows under financial liabilities		14,547	71,036
Beyond 4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, cash flows	[1]	0	0
Lease Liabilities Cash Flows	[1]	11,379	3,690
Trade payables and accrued expenses, cash flows		0	0
Derivative liabilities, cash flows		0	0
Contingent consideration, cash flows	[2]	0	0
Liability on written put options to non-controlling interests, cash flows	[2]	0	2,763
Rent deposit cash flows		0
Liabilities towards customer contracts, cash flows
Advance from customers cash flows
Capital creditors, cash flows		0
Others		0	27
Cash flows under financial liabilities		₨ 11,379	₨ 6,480

[1]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.
[2]	Includes future cash outflow towards estimated interest on contingent consideration and liability on written put options to non-controlling interests.